Borrowings - Summary of Short-term Borrowing (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 338,927	₩ 95,789
Short-term borrowings [member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		40,189
Short-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.98%
Short-term borrowings	₩ 4,500	22,500
Short-term borrowings [member] | Shinhan Bank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		10,000
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 16,000	10,000
Short-term borrowings [member] | Korea Development Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.21%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.68%
Short-term borrowings [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 20,000	1,900
Annual interest rates description	KORIBOR(3M) + 1.970
Short-term borrowings [member] | Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.55%
Short-term borrowings	₩ 6,000	200
Short-term borrowings [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.42%
Short-term borrowings	₩ 5,000	₩ 11,000
Short-term borrowings [member] | KB SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 71,000
Short-term borrowings [member] | KB SECURITIES [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.24%
Short-term borrowings [member] | KB SECURITIES [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.38%
Short-term borrowings [member] | Shinhan Investment [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 73,000
Short-term borrowings [member] | Shinhan Investment [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.24%
Short-term borrowings [member] | Shinhan Investment [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.93%
Short-term borrowings [member] | KIWOOM Securities [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 63,000
Short-term borrowings [member] | KIWOOM Securities [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.38%
Short-term borrowings [member] | KIWOOM Securities [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.93%
Short-term borrowings [member] | NH INVESTMENT SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 53,000
Short-term borrowings [member] | NH INVESTMENT SECURITIES [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.24%
Short-term borrowings [member] | NH INVESTMENT SECURITIES [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.38%
Short-term borrowings [member] | Korea Investment Securities [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.24%
Short-term borrowings	₩ 10,000
Short-term borrowings [member] | HSBC [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.075%
Short-term borrowings	₩ 17,427